Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 600		$ (21,395,176)	$ (21,394,576)
Balance (in Shares) at Dec. 31, 2021		6,000,000
Accretion of Class A common stock subject to redemption value				(2,397,590)	(2,397,590)
Net income (loss)				11,907,434	11,907,434
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Accretion of Class A common stock subject to redemption value				3,628,151	3,628,151
Contributions from Sponsor			100,000		100,000
Initial Value of Forward Purchase Agreement			(86,369)		(86,369)
Class B common stock converted to Class A common stock on a one for one basis	$ 510	$ (510)
Class B common stock converted to Class A common stock on a one for one basis (in Shares)	5,100,000	(5,100,000)
Net income (loss)				895,469	895,469
Balance at Mar. 31, 2023	$ 510	$ 90	13,631	(7,361,712)	(7,347,481)
Balance (in Shares) at Mar. 31, 2023	5,100,000	900,000
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Accretion of Class A common stock subject to redemption value			(969,734)	3,387,817	2,418,083
Contributions from Sponsor			100,000		100,000
Initial Value of Forward Purchase Agreement			(86,369)		(86,369)
Class B common stock converted to Class A common stock on a one for one basis	$ 510	$ (510)
Class B common stock converted to Class A common stock on a one for one basis (in Shares)	5,100,000	(5,100,000)
Fair value of Subscription Shares in connection with Subscription Agreement			391,299		391,299
Contribution receivable from the Sponsor			1,074,015		1,074,015
Excise tax				(2,348,302)	(2,348,302)
Net income (loss)				(651,138)	(651,138)
Balance at Dec. 31, 2023	$ 510	$ 90	509,211	(11,496,955)	(10,987,144)
Balance (in Shares) at Dec. 31, 2023	5,100,000	900,000
Accretion of Class A common stock subject to redemption value			(168,352)		(168,352)
Fair value of Subscription Shares in connection with Subscription Agreement			177,204		177,204
Net income (loss)				(633,846)	(633,846)
Balance at Mar. 31, 2024	$ 510	$ 90	$ 518,063	$ (12,130,801)	$ (11,612,138)
Balance (in Shares) at Mar. 31, 2024	5,100,000	900,000